Shareholder Fees - Arena Strategic Income Fund - Class I Shares	Aug. 20, 2026 USD ($)
Prospectus [Line Items]
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15